STOCK OPTIONS AND WARRANTS OUTSTANDING	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
STOCK OPTIONS AND WARRANTS OUTSTANDING
NOTE 6 - STOCK OPTIONS AND WARRANTS OUTSTANDING

The following tables summarize information about the stock options and warrants outstanding at June 30, 2011:

	OPTIONS	WARRANTS	TOTAL	WEIGHTED AVERAGE EXERCISE PRICE

Balance at December 31, 2010	12,834,750	1,871,600	14,706,350	$0.21
Granted	3,673,000	—	3,673,000	0.25
Exercised	4,673,000	—	4,673,000	0.08
Expired/Forfeited	—

BALANCE AT June 30, 2011	11,834,750	1,871,600	13,706,350	0.23

	OPTIONS OUTSTANDING			EXERCISABLE
Range of Exercise Price	Number Outstanding at March 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
OPTIONS
0.08 - 0.25	7,453,750	1.0	$0.08	7,453,750	$0.08
0.26-1.00	4,381,000	3.73	0.54	4,381,000	0.54
1.00-10.00

	11,834,750			11,834,750

NOTE 6 - STOCK OPTIONS AND WARRANTS OUTSTANDING

The following tables summarize information about the stock options and warrants outstanding at December 31, 2010:

	OPTIONS	WARRANTS	TOTAL	WEIGHTED AVERAGE EXERCISE PRICE

Balance at December 31, 2009	12,348,750		12,348,750	$0.16
Granted	636,000	1,989,000	2,625,000	0.50
Exercised	(150,000)	(117,400)	(267,400)	0.50
Expired/Forfeited	-

BALANCE AT DECEMBER 31, 2010	12,834,750	1,871,600	$14,706,350	0.21

	OPTIONS OUTSTANDING			EXERCISABLE
Range of Exercise Price	Number Outstanding at December 31,2010	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2010	Weighted Average Exercise Price
OPTIONS
0.08 - 0.25	9,453,750	1.00	$0.08	9,453,750	$0.08
0.26-1.00	3,381,000	3.34	0.54	3,381,000	0.54
1.00-10.00

	12,834,750			12,834,750